Offerings	Sep. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	547,123,679
Maximum Aggregate Offering Price	$ 1,823.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.25
Offering Note

1.
Relates to common stock, $0.0001 par value per share (“Werewolf Common Stock”), of Werewolf Therapeutics, Inc., a Delaware corporation (“Werewolf”), issuable to holders of common stock, $0.00001 par value per share (“Ambros Common Stock”), of Ambros Therapeutics, Inc., a Delaware corporation (“Ambros”), and other Ambros security holders in the proposed merger of Wave Atlantis Merger Sub., a Delaware corporation and a direct, wholly owned subsidiary of Werewolf, with and into Ambros, with Ambros continuing as a wholly owned subsidiary of Werewolf and the surviving corporation of the merger. The amount of Werewolf Common Stock to be registered includes the estimated maximum number of shares of Werewolf Common Stock that are expected to be issued (or become issuable) pursuant to the merger, without taking into account the effect of a reverse stock split of Werewolf Common Stock, assuming an estimated pre-split exchange ratio (which is subject to adjustment prior to the closing of the merger) of approximately 10.7623 shares of Werewolf Common Stock for each outstanding share of Ambros Common Stock. The issuances of (i) all shares of Werewolf Common Stock in exchange for each share of Ambros Common Stock and each share of Ambros preferred stock, $0.00001 par value per share (“Ambros Preferred Stock”), (ii) all shares of Werewolf Common Stock issuable upon exercise of pre-funded warrants to purchase shares of Werewolf Common Stock (“Werewolf Merger Warrants”) issued in exchange for shares of Ambros Common Stock and/or Ambros Preferred Stock, and (iii) all shares of Werewolf Common Stock issuable upon exercise of options to purchase shares of Werewolf Common Stock issued in exchange for options to purchase shares of Ambros Common Stock, are intended to be covered by this registration statement on Form S-4. In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any securities that may from time to time be offered or issued resulting from forward or reverse stock splits, stock dividends or similar transactions. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(f)(2) of the Securities Act. Ambros is a private company, no market exists for its securities, and it has an accumulated capital deficit. Therefore, the proposed maximum aggregate offering price for the shares expected to be issued pursuant to the merger is one-third of the aggregate par value of the Ambros securities expected to be exchanged in the proposed merger.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants to purchase Common Stock
Amount Registered | shares	59,963,264
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

2.
Consists of Werewolf Merger Warrants issued in the merger in exchange for Ambros Common Stock and/or Ambros Preferred Stock, without taking into account the effect of a reverse stock split of Werewolf Common Stock, assuming an estimated pre-split exchange ratio (which is subject to adjustment prior to the closing of the merger) of approximately 10.7623 shares of Werewolf Common Stock for each outstanding share of Ambros Common Stock. The registration fee with respect to the Werewolf Merger Warrants has been allocated to the underlying shares of Werewolf Common Stock issuable upon exercise of such Werewolf Merger Warrants, as described in footnote (1).